CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings	Accumulated Other Comprehensive Loss	Tsakos Energy Navigation Limited	Non-controlling Interest	8% Series B Preferred Shares	8% Series B Preferred Shares Retained Earnings	8% Series B Preferred Shares Tsakos Energy Navigation Limited	8.875% Series C Preferred Shares	8.875% Series C Preferred Shares Retained Earnings	8.875% Series C Preferred Shares Tsakos Energy Navigation Limited	8.75% Series D Preferred Shares	8.75% Series D Preferred Shares Preferred Shares	8.75% Series D Preferred Shares Additional Paid-in Capital	8.75% Series D Preferred Shares Retained Earnings	8.75% Series D Preferred Shares Tsakos Energy Navigation Limited	Issuance of common shares	Issuance of common shares Common Shares	Issuance of common shares Additional Paid-in Capital	Issuance of common shares Treasury stock	Issuance of common shares Retained Earnings	Issuance of common shares Tsakos Energy Navigation Limited	9.25% Series E Preferred Shares	9.25% Series E Preferred Shares Preferred Shares	9.25% Series E Preferred Shares Additional Paid-in Capital	9.25% Series E Preferred Shares Retained Earnings	9.25% Series E Preferred Shares Tsakos Energy Navigation Limited
BALANCE, at Dec. 31, 2014	$ 1,177,912	$ 4,000	$ 84,712	$ 650,536	$ 0	$ 437,565	$ (10,290)	$ 1,166,523	$ 11,389
Treasury stock shares, number of shares at Dec. 31, 2014					0
Net income	158,423					158,217		158,217	206
Issuance of shares																$ 81,784	$ 3,400	$ 78,384		$ 81,784	$ 25,708	$ 2,627	$ 23,081			$ 25,708
Cash dividends paid ($0.06 per common share in 2015, $0.08 and $0.05 per common share in 2016 and $0.05 per common share in 2017)	(15,563)					(15,563)		(15,563)
Dividends paid on preferred shares										$ (4,000)	$ (4,000)	$ (4,000)	$ (4,437)	$ (4,437)	$ (4,437)	(4,318)			$ (4,318)	(4,318)
Other comprehensive income/ (loss)	(437)						(437)	(437)
BALANCE, at Dec. 31, 2015	1,415,072	7,400	87,339	752,001	$ 0	567,464	(10,727)	1,403,477	11,595
Treasury stock shares, number of shares at Dec. 31, 2015					0
Net income	56,495					55,783		55,783	712
Purchases of Treasury stock, shares					3,705,286
Purchases of Treasury stock, value	(20,683)				$ (20,683)			(20,683)
Shares granted to non-executive directors, shares					(87,500)
Shares granted to non-executive directors, value	510				$ 510			510
Cash dividends paid ($0.06 per common share in 2015, $0.08 and $0.05 per common share in 2016 and $0.05 per common share in 2017)	(24,483)					(24,483)		(24,483)
Dividends paid on preferred shares										(4,000)	(4,000)	(4,000)	(4,437)	(4,437)	(4,437)	(7,438)			(7,438)	(7,438)
Other comprehensive income/ (loss)	6,414						6,414	6,414
BALANCE, at Dec. 31, 2016	1,417,450	7,400	87,339	752,001	$ (20,173)	582,889	(4,313)	1,405,143	12,307
Treasury stock shares, number of shares at Dec. 31, 2016					3,617,786
Net income	9,185					7,612		7,612	1,573
Issuance of shares																											$ 110,496	$ 4,600	$ 105,896		$ 110,496
Sale of Shares, shares																								(2,488,717)
Sale of Shares, value																533	$ 25	$ 508		533	$ 10,853		$ (407)	$ 13,848	$ (2,588)	$ 10,853
Shares granted to non-executive directors, shares					(110,000)
Shares granted to non-executive directors, value	487				$ 589	(102)		487
Cash dividends paid ($0.06 per common share in 2015, $0.08 and $0.05 per common share in 2016 and $0.05 per common share in 2017)	(17,066)					(17,066)		(17,066)
Dividends paid on preferred shares										$ (4,000)	$ (4,000)	$ (4,000)	$ (4,438)	$ (4,438)	$ (4,438)	$ (7,485)			$ (7,485)	$ (7,485)							$ (6,885)			$ (6,885)	$ (6,885)
Other comprehensive income/ (loss)	(992)						(992)	(992)
BALANCE, at Dec. 31, 2017	$ 1,508,138	$ 12,025	$ 87,339	$ 857,998	$ (5,736)	$ 547,937	$ (5,305)	$ 1,494,258	$ 13,880
Treasury stock shares, number of shares at Dec. 31, 2017					1,019,069